Accounting Policies, by Policy (Policies)	12 Months Ended
Mar. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The accompanying consolidated and combined financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”).

The consolidated and combined financial statements include the financial statements of the Company and its wholly owned subsidiary. All intercompany transactions and balances among the Company and its subsidiary have been eliminated upon consolidation.

Use of Estimates

Use of Estimates

The preparation of financial statements and related disclosures in accordance with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. On an ongoing basis, the Company evaluates its estimates, including, but not limited to, those related to the determination of the useful lives of property, plant and equipment, incremental borrowing rate applied in lease accounting, current expected credit loss of receivables, impairment of long-lived assets and realization of deferred tax assets. These estimates and assumptions are based on the Company’s historical results and management’s future expectations. Actual results could differ from those estimates. Changes in facts and circumstances may cause the Company to revise its estimates.

Foreign Currencies

Foreign Currencies

Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transaction. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency using the applicable exchange rates at balance sheet dates. The resulting exchange differences are recorded in the consolidated and combined statements of operations and comprehensive income.

The reporting currency of the Company is United States Dollar (“USD”) and the accompanying consolidated and combined financial statements have been expressed in US$. However, the Company’s major operating subsidiary operating in Hong Kong maintains its books and record in its local currency, Hong Kong Dollars (“HKD”), which is the functional currency as being the primary currency of the economic environment in which its operation is conducted. In general, for consolidation purposes, assets and liabilities of its subsidiary whose functional currency is not US$ are translated into US$, in accordance with Accounting Standards Codification (“ASC”) Topic830-30, Translation of Financial Statement (“ASC 830”), using the exchange rate on the balance sheet date. Revenues and expenses are translated at average rates prevailing during the year. The gains and losses resulting from translation of financial statements of foreign subsidiaries are recorded as a separate component of other comprehensive income within the consolidated and combined statements of changes in shareholders’ equity.

The exchanges rates used for translation from HKD to US$ are ranging from 7.74 and 7.78, a pegged rate determined by the linked exchange rate system in Hong Kong. This pegged rate was used to translate Company’s balance sheets, income statement items and cash flow items for both 2025 and 2024.

	For the year ended March 31,
	2025	2024	2023
Year-end HKD: US$ exchange rate	7.74800	7.82418	7.84967
Year average HKD: US$ exchange rate	7.77593	7.82381	7.83978

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents consist of cash held in banks, which are highly liquid and have original maturities of three months or less and are unrestricted as to withdrawal or use. The Company maintains all bank accounts in Hong Kong. The Company maintains most of its bank account in Hong Kong.

Accounts Receivable, net

Accounts Receivable, net

Accounts receivable represents an unconditional right to consideration arising from our performance under contracts with customers. The Company grant credits to customers, without collateral, under normal payment terms (typically within 30 days after invoicing). The carrying value of such receivable, net of allowance of expected credit loss, represents its estimated realizable value. The Company expect to collect the outstanding balance of current accounts receivable, net within the next 12 months. The Company use loss-rate methods to estimate allowance for credit loss.

For those past due balances over 1 year and other higher risk receivables identified by management are reviewed individually for collectability. In establishing an allowance for credit losses, the Company use reasonable and supportable information, which is based on historical collection experience, the financial condition of its customers and assumptions for the future movement of different economic drivers and how these drivers will affect each other. Loss-rate approach is based on the historical loss rates and expectations of future conditions. The Company writes off potentially uncollectible accounts receivable against the allowance for credit losses if it is determined that the amounts will not be collected or if a settlement with respect to a disputed receivable is reached for an amount that is less than the carrying value.

Deferred listing costs

Deferred listing costs

Deferred listing costs consist principally of all direct offering costs incurred by the Company, such as underwriting, legal, accounting, consulting, printing, and other registration related costs in connection with the initial public Offering (“IPO”) of the Company’s ordinary shares. Such costs are deferred until the closing of the offering, at which time the deferred costs are offset against the offering proceeds. In the event the offering is unsuccessful or aborted, the costs will be expensed.

Fair Value Measurements

Fair Value Measurements

The Company applies the provisions of ASC 820, Fair Value Measurements and Disclosures, to the financial instruments that are required to be carried at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. The Company uses a three-tier fair value hierarchy based upon observable and non-observable inputs that prioritizes the information used to develop our assumptions regarding fair value. Fair value measurements are separately disclosed by level within the fair value hierarchy.

Level 1 —	defined as observable inputs such as quoted prices in active markets for identical assets or liabilities;

Level 2 —	defined as inputs other than quoted prices in active markets, that are either directly or indirectly observable; and

Level 3 —	defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

The Company’s financial instruments include cash and cash equivalents, accounts receivable, contract assets, accounts payables, accruals, due to related parties, bank loans and overdraft and lease liabilities. The carrying amounts of these financial instruments approximate their fair values due to the short-term nature of these instruments. For lease liabilities, fair value approximates their carrying value at the year end as the interest rates used to discount the host contracts approximate market rates. The carrying amount of the bank loan and overdraft approximates its fair value due to the fact that the related interest rate approximates the interest rates currently offered by financial institutions for similar debt instruments of comparable maturities.

The Company noted no transfers between levels during any of the periods presented. The Company did not have any instruments that were measured at fair value on a recurring nor non-recurring basis as of March 31, 2024 and 2025.

Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment is stated at historical cost less accumulated depreciation and impairment losses. Historical cost includes expenditure that is directly attributable to the acquisition of the items.

Major modifications or refurbishments which extend the useful life of the assets are capitalized and depreciated over the adjusted remaining useful life of the assets.

The Property, plant and equipment is calculated using the straight-line method over their estimated useful lives, as follows:

Estimated useful lives
Leasehold improvement	Shorter of 5 years or remaining lease terms
Furniture and fixtures	5 years
Office equipment	5 years
Computer and equipment	5 years
Motor vehicles	5 years

The useful lives of the assets are reviewed, and adjusted if appropriate, at the end of each reporting period.

Upon retirement or disposition of property, plant and equipment, the cost and related accumulated depreciation are removed any resulting gain or loss is recognized in consolidated and combined statements of income and comprehensive income. The cost of maintenance and repairs is charged to expenses as incurred.

Finance Lease

Finance Lease

The Company determines whether an arrangement is a lease at contract inception in accordance with ASC 842, Leases. A lease is classified as a finance lease if it meets any of the criteria set forth in ASC 842-10-25-2, including transfer of ownership, a purchase option that is reasonably certain to be exercised, lease term constituting a major part of the asset’s economic life, present value of lease payments substantially equal to the asset’s fair value or if the asset is specialized in nature.

For leases classified as finance leases, the Company recognizes a right-of-use ("ROU") asset and a corresponding lease liability at the lease commencement date. The ROU asset represents the Company’s right to use an underlying asset for the lease term and the lease liability represents the Company’s obligation to make lease payments.

The lease liability is initially measured at the present value of the future lease payments, discounted using the rate implicit in the lease or if not readily determinable, the Company’s incremental borrowing rate. The ROU asset is initially measured at the amount of the lease liability, adjusted for any initial direct costs incurred, prepaid lease payments made and lease incentives received.

The ROU asset is amortized on a straight-line basis over the shorter of the lease term or the estimated useful life of the underlying asset. Interest on the lease liability is recognized using the effective interest method and is presented as interest expense in the consolidated and combined statement of operations. The principal portion of the lease payment reduces the lease liability.

Lease payments are allocated between the finance charge and a reduction of the lease liability so as to produce a constant periodic rate of interest on the remaining balance of the liability.

The Company does not separate lease and non-lease components for finance leases and accounts for them as a single lease component as permitted under ASC 842. Non-lease components typically include costs such as maintenance, insurance and taxes.

Short-term leases (with terms of 12 months or less) are not recognized on the balance sheet. Lease payments for such leases are recognized on a straight-line basis over the lease term

Contract Liabilities

Contract Liabilities

Contract liabilities consist of payment received from customers in excess of revenue recognized. Contract liabilities will be recognized as revenue when promised services are provided.

Related parties

Related parties

The Company adopted ASC 850, Related Party Disclosures, for the identification of related parties and disclosure of related party transactions. Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

Revenue Recognition

Revenue Recognition

The Company applies the practical expedient in Topic 606 that permits the Company to not disclose the aggregate amount of transaction price allocated to performance obligations that are unsatisfied as of the end of the period as the Company’s contracts have an expected length of one year or less. The Company also applies the practical expedient in Topic 606 that permits the recognition of incremental costs of obtaining contracts as an expense when incurred if the amortization period of such costs is one year or less. These costs are included in cost of revenue. The Company uses independent contractors and third-party carriers in the performance of its transportation services.

To achieve that core principle, the Company applies the five steps defined under Topic 606: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the entity satisfies a performance obligation.

The Company deals in the wholesale business of finished products along with tooling services:

i)	Sales of finished goods (recognized at a point in time):

The Company sells toy products, to customers through fixed-price purchase orders. The sales are governed by Incoterms, which specify the transfer of control and ownership. Revenue is recognized at a point in time when control of the goods is transferred to the customer, which occurs based on the applicable Incoterms. Depending on different Incoterms, at the point when the customer has legal ownership of the toy products, the risks and rewards of the goods are assumed, and the Company has no remaining performance obligations.

ii)	Sales for tooling (recognized at a point in time):

The Company also provides custom production tools, such as molds and prototypes, designed specifically for customer use. These tools are created based on fixed-price purchase orders and tailored to customer specifications. Revenue from custom production tools is recognized at a point in time, specifically when the tools are completed and control is transferred to the customer. Control is deemed to transfer when the tools are:

●	completed and accepted by the customer
●	ready for their intended use in the customer’s production processes
●	stored at the Company’s designated location (if agreed) with the customer retaining ownership and disposal rights.

Once the performance obligation is fulfilled, the Company has no further obligations regarding the tools.

Cost of Revenues	Cost of Revenues Cost of revenue consists primarily of materials.
Selling and Distribution Expenses	Selling and Distribution Expenses Selling and distribution expenses includes transportation, customs declaration expenses, advertising expenses and testing charges.
General and Administrative Expenses

General and Administrative Expenses

General and administrative expenses include management and salaries and employee benefits of office staffs, depreciation for office facility and office equipment, travel and entertainment, legal and accounting, motor vehicle expenses, rental expenses and other office expenses.

Income Tax

Income Tax

The Company accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated and combined financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated and combined financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures.

The Company believes there were no uncertain tax positions at March 31, 2024 and 2025, respectively. The Company does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months. The Company is not currently under examination by an income tax authority, nor has been notified that an examination is contemplated.

Comprehensive Income

Comprehensive Income

Comprehensive income is defined as the change in equity during the year from transactions and other events, excluding the changes resulting from investments by owners and distributions to owners, and is not included in the computation of income tax expense or benefit.

Earnings Per Share

Earnings Per Share

Basic earnings per share is computed by dividing net earnings attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share reflect the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares.

Segment Reporting

Segment Reporting

ASC 280, Segment Reporting, establishes standards for companies to report in their financial statements information about operating segments, products, services, geographic areas, and major customers.

The Company’s chief operating decision maker is the Chief Executive Officer, who reviews the financial information of each separate operating segment when making decisions about allocating resources and assessing the performance of the segment. Based on this evaluation, the Company has determined that it operates as a single reportable segment.

In accordance with ASC 280-10-50-21a, Note 3 presents revenues from external customers by product and geographical location.

As the Company operates as a single segment, no additional segment disclosures are provided.

Foreign currency risk

Foreign currency risk

The Company has minimal exposure to foreign currency risk as most of its transactions, assets and liabilities are principally denominated the functional currency of the entity to which they are related. The Company currently does not have a foreign currency hedging policy in respect of foreign currency transactions, assets and liabilities. The Company will monitor its foreign currency exposure closely and will consider hedging significant foreign currency exposure should the need arise.

Interest Rate Risk

Interest Rate Risk

The Company is exposed to interest rate risk primarily relates to the variable-rate bank loans and is mainly concentrated on the fluctuation of Hong Kong Prime Rate arising from the Company’s bank loan. The Company has not used any derivative instruments to mitigate its exposure associated with interest rate risk.

Credit Risk

Credit Risk

The carrying amounts of the cash and bank balances, trade receivables, loan receivable and other receivables included in the consolidated and combined balance sheet represent the Company’s maximum exposure to credit risk in relation to the Company’s financial assets.

The Company has no significant concentrations of credit risk.

The credit risk on cash and bank balances is limited because the counterparties are banks with high credit-rating assigned by international credit-rating agencies.

The Company considers whether there has been a significant increase in credit risk of financial assets on an ongoing basis throughout each reporting period by comparing the risk of a default occurring as at the reporting date with the risk of default as at the date of initial recognition. It considers available reasonable and supportive forwarding looking information.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is not an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.